UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 04/30/2018

Date of reporting period: 10/31/2017

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the EAS Crow Point Alternatives Fund, a series of the 360 Funds, for the period ended October 31, 2017 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

EAS Crow Point Alternatives Fund Class A Shares (Ticker Symbol: EASAX) Class C Shares (Ticker Symbol: EASYX) Class I Shares (Ticker Symbol: EASIX) A Series of the 360 Funds

SEMI-ANNUAL REPORT

October 31, 2017

Investment Adviser:

Crow Point Partners, LLC

25 Recreation Drive, Suite 206

Hingham, MA 02043

1-877-327-0757

www.crowpointfunds.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund’s prospectus.

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULE OF INVESTMENTS	2
SCHEDULE OF SECURITIES SOLD SHORT	6
STATEMENT OF ASSETS AND LIABILITIES	8
STATEMENT OF OPERATIONS	9
STATEMENTS OF CHANGES IN NET ASSETS	10
FINANCIAL HIGHLIGHTS	12
NOTES TO FINANCIAL STATEMENTS	15
ADDITIONAL INFORMATION	24
INFORMATION ABOUT YOUR FUND’S EXPENSES	25
BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENT	27

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
INVESTMENT HIGHLIGHTS
October 31, 2017 (Unaudited)

The investment objective of the EAS Crow Point Alternatives Fund (the “Fund”) is preservation and growth of capital.

Crow Point Partners, LLC’s (the “Adviser”) investment philosophy centers on the preservation and growth of capital through both good and bad markets. The Adviser believes that for most shareholders, investment success is about growing capital over time while protecting it at all times, not about beating a market index which can frequently involve losses while still meeting the objective. Thus, the Adviser follows an absolute return approach in managing the Fund, as defined below. In executing its strategy, the Adviser attempts to generate consistent, positive returns regardless of market conditions by allocating the Fund’s investments among multiple alternative investment asset classes and strategies.

The Fund’s investments will be allocated among multiple alternative investment classes using primarily liquid instruments. The Fund may, generally, pursue investments among the following alternative investment classes or strategies: Arbitrage; Commodities; Convertibles; Floating Rate Debt; Currencies; Emerging Markets Bonds; Emerging Market Equities; High Yield; Long-Short Equity; Long-Short Credit; Managed Futures; Capital Structure Arbitrage; and Real Estate (primarily through real estate investment trusts (“REITs”). The Fund may invest in securities directly, or through other mutual funds, ETFs, closed-end funds, and private funds (“Underlying Funds”) across these alternative investment styles. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. The Adviser may invest a portion of the Fund’s assets in other mutual funds that are also advised by the Adviser. Investments in private funds such as hedge funds will be limited to no more than 15% of the Fund’s net assets. The Adviser will periodically adjust the asset allocation among each alternative investment class based on its assessment of market conditions and investment opportunities.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets
Mutual Funds – Equity	27.51%
Hedge Funds	18.22%
Financials	10.34%
Technology	8.57%
Consumer, Non-cyclical	4.91%
Industrials	2.94%
Exchange-Traded Funds	1.92%
Communications	1.36%
Basic Materials	1.23%
Energy	0.60%
Bonds & Notes	0.52%
Consumer, Cyclical	0.14%
Cash and Cash Equivalents	21.74%
100.00%

The percentages in the above table are based on the portfolio holdings of the Fund as of October 31, 2017 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments and Schedule of Securities Sold Short.

EAS CROWPOINT ALTERNATIVES FUND	SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

COMMON STOCK - 38.85%	Shares	Fair Value

Aerospace & Defense - 1.82%
Lockheed Martin Corp. (b)	588	$181,198
Northrop Grumman Corp. (b)	177	52,309
Raytheon Co. (b)	1,020	183,804
		417,311
Auto Manufacturers - 0.13%
General Motors Co. (b)	702	30,172

Banks - 1.19%
Citigroup, Inc. (b)	1,444	106,134
Morgan Stanley (b)	3,323	166,150
		272,284
Commercial Services - 5.10%
Automatic Data Processing, Inc. (b)	1,666	193,689
Avis Budget Group, Inc. (b)	2,802	115,583
Euronet Worldwide, Inc. (b)	1,479	142,931
Hertz Global Holdings, Inc. (b)	4,727	117,561
MarketAxess Holdings, Inc. (b)	1,122	195,228
PayPal Holdings, Inc. (b)	1,703	123,570
Vantiv, Inc. (b)	4,031	282,170
		1,170,732
Computers - 2.46%
Barracuda Networks, Inc. (b)	14,448	336,783
CACI International, Inc. (b)	332	47,725
Check Point Software Technologies Ltd. (b)	1,528	179,861
		564,369
Distribution & Wholesale - 0.42%
HD Supply Holdings, Inc. (b)	2,709	95,872

Diversified Financial Services - 7.20%
Affiliated Managers Group, Inc. (b)	252	46,998
AllianceBernstein Holding LP (b)	5,564	143,829
Cboe Global Markets, Inc. (b)	608	68,741
CME Group, Inc. (b)	2,209	303,009
E*TRADE Financial Corp. (b)	4,364	190,227
Intercontinental Exchange, Inc. (b)	1,970	130,217
Mastercard, Inc. (b)	709	105,478
Nasdaq, Inc. (b)	4,765	346,177
Santander Consumer USA Holdings, Inc. (b)	5,848	97,311
TD Ameritrade Holding Corp. (b)	2,087	104,329
Waddell & Reed Financial, Inc. (b)	6,273	117,242
		1,653,558
Electrical Components & Equipment - 0.51%
General Cable Corp. (b)	5,624	117,823

Engineering & Construction - 0.42%
AECOM (b)	2,754	96,555

Food - 0.74%
Mondelez International, Inc. (b)	4,096	169,697

Healthcare - Products - 1.03%
Becton Dickinson and Co. (b)	1,136	237,049

The accompanying notes are an integral part of these financial statements.

EAS CROWPOINT ALTERNATIVES FUND	SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

COMMON STOCK - 38.85% (continued)	Shares	Fair Value

Insurance - 2.73%
Aon PLC (b)	464	$66,552
Brown & Brown, Inc. (b)	4,885	243,468
WR Berkley Corp. (b)	4,630	317,525
		627,545
Internet - 3.34%
Alibaba Group Holding Ltd. - ADR (b)	762	140,885
Amazon.com, Inc. (b)	43	47,527
Facebook, Inc. (b)	1,184	213,191
Mimecast Ltd. (b)	7,787	247,549
Netflix, Inc. (b)	209	41,054
Proofpoint, Inc. (b)	823	76,053
		766,259
Iron & Steel - 0.82%
ArcelorMittal	1,789	51,165
AK Steel Holding Corp. (b)	9,025	41,425
Reliance Steel & Aluminum Co. (b)	1,248	95,896
		188,486
Metal Fabricate & Hardware - 0.28%
TimkenSteel Corp. (b)	4,654	65,156

Mining - 0.41%
Southern Copper Corp. (b)	2,211	94,962

Oil & Gas - 0.60%
Marathon Petroleum Corp. (b)	2,314	138,238

Pharmaceuticals - 0.32%
Sarepta Therapeutics, Inc. (b)	952	46,943
Sorrento Therapeutics, Inc. (b)	9,565	25,347
		72,290
REITS - 1.53%
Mid-America Apartment Communities, Inc. (b)	3,427	350,753

Retail - 1.36%
Copart, Inc. (b)	847	30,738
Starbucks Corp. (b)	1,877	102,935
Wal-Mart Stores, Inc. (b)	2,050	178,986
		312,659
Semiconductors - 1.32%
Analog Devices, Inc. (b)	1,630	148,819
NVIDIA Corp. (b)	159	32,883
Skyworks Solutions, Inc. (b)	1,060	120,692
		302,394

The accompanying notes are an integral part of these financial statements.

EAS CROWPOINT ALTERNATIVES FUND	SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

COMMON STOCK - 38.85% (continued)	Shares	Fair Value

Software - 5.12%
CommVault Systems, Inc. (b)	2,696	$140,327
First Data Corp. (b)	5,403	96,227
Fiserv, Inc. (b)	2,186	282,934
HubSpot, Inc. (b)	624	54,007
Jack Henry & Associates, Inc. (b)	274	30,176
Microsoft Corp. (b)	573	47,662
ServiceNow, Inc. (b)	249	31,466
SS&C Technologies Holdings, Inc. (b)	2,804	112,721
Tableau Software, Inc. (b)	956	77,522
Take-Two Interactive Software, Inc. (b)	798	88,299
Verint Systems, Inc. (b)	5,091	214,840
		1,176,181

TOTAL COMMON STOCK (Cost $8,221,006)		8,920,345

SHORT-TERM INVESTMENTS - 12.59%
Federated Government Obligations Fund - Class I, 0.91% (c)	2,891,344	2,891,344

TOTAL SHORT-TERM INVESTMENTS (Cost $2,891,344)		2,891,344

EXCHANGE TRADED FUNDS - 4.84%

Commodity Fund - 0.32%
SPDR Gold Shares (b)	616	74,333

Equity Fund - 4.52%
Energy Select Sector SPDR Fund (b)	1,255	85,227
SPDR S&P Oil & Gas Exploration & Production ETF (b)	2,529	86,694
TierraXP Latin America Real Estate ETF (b)	28,880	864,956
		1,036,877

TOTAL EXCHANGE TRADED FUNDS (Cost $1,170,062)		1,111,210

HEDGE FUNDS - 18.22%
ACA Master Select Fund LP	36,932	4,182,163

TOTAL HEDGE FUNDS (Cost $3,771,057)		4,182,163

MUTUAL FUNDS - 27.50%

Asset Allocation Fund - 22.35%
Crow Point Alternative Income Fund	615,246	$5,131,153

Equity Fund - 5.15%
Crow Point Defined Risk Global Equity Fund	134,361	1,183,719

TOTAL MUTUAL FUNDS (Cost $6,258,382)		6,314,872

ASSET BACKED SECURITIES - 0.52%	Principal Amount	Fair Value

Commercial MBS - 0.19%
Morgan Stanley Capital I Trust 2006-IQ11, 6.39%, 10/15/2042	$43,419	43,321

The accompanying notes are an integral part of these financial statements.

EAS CROWPOINT ALTERNATIVES FUND	SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS
October 31, 2017 (Unaudited)

ASSET BACKED SECURITIES - 0.52% (continued)	Principal Amount	Fair Value

Home Equity ABS - 0.02%
RASC Series 2003-KS4 Trust, 3.87%, 5/25/2033	$3,555	$3,591

Other ABS - 0.31%
Diversified Asset Securitization Holdings II, 1.74%, 09/15/2035	69,051	69,051
GSAMP Trust 2005-SEA2, 1.59%, 01/25/2045	2,417	2,415
		71,466

TOTAL ASSET BACKED SECURITIES (Cost $118,232)		118,378

TOTAL INVESTMENTS (Cost $22,430,083) – 102.52%		$23,538,312

SECURITIES SOLD SHORT (Cost $(2,676,732)) - (11.67%) (d)		(2,679,940)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 9.15%		2,100,471

NET ASSETS - 100%		$22,958,843

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written or short securities.
(c)	Rate shown represents the 7-day effective yield at October 31, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Securities Sold Short for details.

ADR - American Depository Receipt.

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2017 (Unaudited)

COMMON STOCK - (8.75)%	Shares	Fair Value

Agriculture - (0.79)%
Philip Morris International, Inc.	821	$85,909

Apparel - (0.37)%
NIKE, Inc.	1,557	85,619

Auto Manufacturers - (1.01)%
Tesla, Inc.	700	232,071

Banks - (0.40)%
Bank of the Ozarks	1,210	56,410
Signature Bank/New York NY	264	34,323
		90,733
Beverages - (0.69)%
Dr Pepper Snapple Group, Inc.	1,849	158,385

Commercial Services - (0.49)%
Laureate Education, Inc.	3,213	42,958
Western Union Co.	3,513	69,768
		112,726
Computers - (0.32)%
International Business Machines Corp.	484	74,565

Diversified Financial Services - (1.91)%
Charles Schwab Corp.	3,086	138,376
Legg Mason, Inc.	3,352	127,979
Piper Jaffray Cos.	568	41,521
PRA Group, Inc.	2,829	78,929
Synchrony Financial	1,580	51,540
		438,345
Healthcare - Products - (0.24)%
Henry Schein, Inc.	693	54,470

Healthcare - Services - (0.32)%
Amedisys, Inc.	1,511	72,694

Media - (1.98)%
CBS Corp.	3,868	217,072
Comcast Corp.	1,969	70,943
Scholastic Corp.	1,288	47,579
Twenty-First Century Fox, Inc.	1,953	51,071
Walt Disney Co.	685	67,000
		453,665
Miscellaneous Manufacturing - (0.09)%
AZZ, Inc.	452	21,606

Pharmaceuticals - (0.17)%
Allergan PLC.	221	39,168

Retail - (0.39)%
Barnes & Noble Education, Inc.	6,857	37,371
Domino's Pizza, Inc.	279	51,057
		88,428

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
SCHEDULE OF SECURITIES SOLD SHORT
October 31, 2017 (Unaudited)

COMMON STOCK - (8.75)% (continued)	Shares	Fair Value

TOTAL COMMON STOCK (Cost $(1,987,985))		$2,008,384

EXCHANGE TRADED FUNDS - (2.92)%	Shares	Fair Value

Equity Fund - (2.92)%
iShares MSCI Mexico Capped ETF	3,000	150,990
SPDR S&P Retail ETF	2,439	96,316
iShares Latin America 40 ETF	12,500	424,250
		671,556

TOTAL EXCHANGE TRADED FUNDS (Cost $(688,747))		671,556

TOTAL SECURITIES SOLD SHORT (Cost $(2,676,732)) – (11.67)%		$2,679,940

NET ASSETS - 100%

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written or short securities.
(c)	Rate shown represents the 7-day effective yield at October 31, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Purchased Options and Schedule of Written Options for details.

ADR - American Depository Receipt.

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2017 (Unaudited)

ASSETS
Investment securities:
Unaffiliated Securities at Cost	$16,171,701
Affiliated Securities at Cost	6,258,382
Total Securities at Cost	22,430,083
Unaffiliated Securities at Value	$17,223,440
Affiliated Securities at Value	6,314,872
Total Securities at Value	23,538,312
Foreign cash (cost $14,590)	14,877
Cash at broker	2,108,087
Receivable for securities sold	663,209
Receivable for Fund shares sold	4,536
Dividends and interest receivable	17,654
Due from advisor	1,897
Prepaid expenses and other assets	49,001
TOTAL ASSETS	26,397,573

LIABILITIES
Securities sold short (proceeds $2,676,732)	2,679,940
Fund shares repurchased	73,625
Payable for securities purchased	670,976
Payable to related parties	5,742
Distribution (12b-1) fees payable	1,635
Payable to trustees	3,956
Accrued expenses and other liabilities	2,856
TOTAL LIABILITIES	3,438,730
NET ASSETS	$22,958,843

Net Assets Consist Of:
Paid in capital	$24,689,600
Accumulated net investment income	(141,299)
Accumulated net realized loss from security transactions, option contracts and securities sold short	(2,694,276)
Net unrealized appreciation on:
Investments and foreign currency	1,108,026
Securities sold short	(3,208)
NET ASSETS	$22,958,843

Net Asset Value Per Share:
Class A Shares:
Net Assets	$4,347,225
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	476,169
Net asset value per share	$9.13

Maximum Offering price per share (a)	$9.66
Minimum redemption price per share (b) (c)	$8.86

Class C Shares:
Net Assets	$817,603
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	92,334
Net asset value and offering price per share	$8.85

Minimum redemption price per share (b) (c)	$8.58

Class I Shares:
Net Assets	$17,794,015
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,931,932
Net asset value and offering price per share	$9.21

Minimum redemption price per share (c)	$9.03

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions made within one year following the date of purchase.
(c)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS
October 31, 2017 (Unaudited)

For the
Six Month
Period Ended
October 31, 2017
INVESTMENT INCOME	(Unaudited)
Dividends (net of $0 foreign taxes)	$83,922
Dividends from affiliated funds	51,099
Interest	9,428
TOTAL INVESTMENT INCOME	144,449

EXPENSES
Investment advisory fees	123,715
Distribution (12b-1) fees:
Class A	7,664
Class C	4,357
Prior administrator fees	70,912
Dividends on securities sold short	55,405
Short sale interest expense	44,947
Registration fees	28,583
Custodian fees	22,946
Legal fees	20,348
Other expenses	15,929
Audit Fees	11,701
Printing and postage expenses	10,047
Trustees' fees and expenses	7,014
Accounting and transfer agent fees and expenses	3,508
Non 12b-1 shareholder servicing expense	1,747
Insurance expense	703
Pricing fees	690
TOTAL EXPENSES	430,216

Plus: Expense reimbursement recapture
Fees waived by Advisor	(91,533)
Fees waived by Advisor for affiliated holdings	(31,198)
NET EXPENSES	307,485

NET INVESTMENT LOSS	(163,036)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Unaffiliated Investments	1,105,250
Affiliated Investments	(88,843)
Foreign currency transactions	869
Options Purchased	(22,725)
Options Written	(20,392)
Securities Sold Short	(149,792)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	646,866
Affiliated Investments	184,237
Foreign currency transactions	(85,078)
Options Purchased	(980)
Options Written	(5,329)
Securities Sold Short	(23,730)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,540,353

NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,377,317

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
October 31, 2017 (Unaudited)

	For the
	Six Month	For the
	Period Ended	Year Ended
	October 31, 2017	April 30, 2017
	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$(163,036)	$(34,289)
Net realized gain (loss) from investments, foreign currency transactions, options and securities sold short	824,367	(136,837)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, options
and securities sold short	715,986	394,847
Net increase (decrease) in net assets resulting from operations	1,377,317	223,721

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	-	(37,351)
Class C	-	-
Class I	-	(39,980)
Net decrease in net assets from distributions to shareholders	-	(77,331)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	55,879	2,515,557
Class C	-	56,128
Class I	4,606,037	10,067,605
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Class A	-	33,593
Class C	-	-
Class I	-	36,651
Redemption fee proceeds:
Class A	-	5,147
Class C	-	350
Class I	151	2,832
Payments for shares redeemed:
Class A	(8,365,134)	(13,182,684)
Class C	(159,561)	(699,001)
Class I	(2,765,298)	(8,274,474)
Net increase (decrease) in net assets from shares of beneficial interest	(6,627,926)	(9,438,296)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,250,609)	(9,291,906)

NET ASSETS
Beginning of Year	28,209,452	37,501,358
End of Year *	$22,958,843	$28,209,452
* Includes accumulated net investment income (loss) of	$(141,299)	$(6,575)

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Period Ended	Year Ended
	April 30, 2018	April 30, 2017
SHARE ACTIVITY
Class A:
Shares Sold	6,277	292,404
Shares Reinvested	-	3,909
Shares Redeemed	(947,567)	(1,535,565)
Net increase (decrease) in shares of beneficial interest outstanding	(941,290)	(1,239,252)
Class C:
Shares Sold	-	6,698
Shares Reinvested	-	-
Shares Redeemed	(18,558)	(83,298)
Net decrease in shares of beneficial interest outstanding	(18,558)	(76,600)
Class I:
Shares Sold	515,225	1,160,329
Shares Reinvested	-	4,242
Shares Redeemed	(306,828)	(955,385)
Net increase (decrease) in shares of beneficial interest outstanding	208,397	209,186

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class A

	For the
	Six Month		For the		For the		For the		For the		For the
	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	October 31, 2017		April 30, 2017		April 30, 2016		April 30, 2015		April 30, 2014		April 30, 2013
	(Unaudited)
Net asset value, beginning of year	$8.64		$8.59		$9.18		$8.85		$8.80		$8.60

Activity from investment operations:
Net investment income (loss) (1)	(0.07)		(0.02)		0.08		0.09		0.04		0.13
Net realized and unrealized gain (loss)
on investments	0.56		0.09		(0.62)		0.33		0.06		0.39
Total from investment operations	0.49		0.07		(0.54)		0.42		0.10		0.52

Paid-in-capital from redemption fees	0.00	(2)	0.00	(2)	0.01		0.00	(2)	0.00	(2)	0.00 (2)

Less distributions from:
Net investment income	-		(0.02)		(0.06)		(0.09)		(0.05)		(0.32)
Net realized gains	-		-		-		-		-		-
Total distributions	-		(0.02)		(0.06)		(0.09)		(0.05)		(0.32)

Net asset value, end of year	$9.13		$8.64		$8.59		$9.18		$8.85		$8.80

Total return (3)	5.67	%(8)	0.80	%(4)	(5.75)%		4.78%		1.18%		6.21%

Net assets, end of year (000s)	$4,347		$12,253		$22,830		$11,122		$11,508		$7,717

Ratio of gross expenses to average
net assets (4)	3.63	%(5)(8)	2.54	%(5)	3.20	%(5)	3.01	%(5)	2.31	%(5)	2.54%

Ratio of net expenses to average
net assets (4)	2.64	%(6)(9)	2.18	%(6)	2.62	%(6)	2.83	%(6)	2.14	%(6)	1.95%

Ratio of net investment income (loss) to
average net assets (7)	(1.47	)%(9)	(0.19)%		0.86%		1.02%		0.42%		2.25%

Portfolio Turnover Rate	32	%(8)	138%		149%		136%		219%		245%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Resulted in less than $0.01 per share.
(3)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(5)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 2.86%, 2.88%, 3.40%, 3.07% and 2.69% for the years ended April 30, 2014, April 30, 2015, April 30, 2016, April 30, 2017 and the six month period ended October 31, 2017, respectively.
(6)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.95% for the years ended April 30, 2014, April 30, 2015, April 30, 2016, April 30, 2017 and the six month period ended October 31, 2017.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Annualized.

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class C

	For the
	Six Month		For the		For the		For the		For the		For the
	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	October 31, 2017		April 30, 2017		April 30, 2016		April 30, 2015		April 30, 2014		April 30, 2013
	(Unaudited)
Net asset value, beginning of year	$8.41		8.41		$9.00		$8.69		$8.69		$8.38

Activity from investment operations:
Net investment income (loss) (1)	(0.10)		(0.07)		0.01		0.02		(0.03)		0.06
Net realized and unrealized gain (loss)
on investments	0.54		(0.07)		(0.57)		0.33		0.06		0.39
Total from investment operations	0.44		0.00	(2)	(0.56)		0.35		0.03		0.45

Paid-in-capital from redemption fees (2)	0.00		0.00		0.00		0.00		0.00		0.00

Less distributions from:
Net investment income	-		-		(0.03)		(0.04)		(0.03)		(0.14)
Total distributions	-		-		(0.03)		(0.04)		(0.03)		(0.14)

Net asset value, end of year	$8.85		8.41		$8.41		$9.00		$8.69		$8.69

Total return (3)	5.23	%(8)	0.00%		(6.40)%		3.99%		0.36%		5.44%

Net assets, end of year (000s)	$818		932		$1,576		$2,379		$2,282		$577

Ratio of gross expenses to average
net assets (4)	4.38	%(5)(9)	3.31	%(5)	4.13	%(5)	3.76	%(5)	3.06	%(5)	3.29%

Ratio of net expenses to average
net assets (4)	3.39	%(6)(9)	2.94	%(6)	3.44	%(6)	3.58	%(6)	2.89	%(6)	2.70%

Ratio of net investment income (loss) to
average net assets (7)	(2.22	)%(9)	(0.84)%		0.08%		0.24%		(0.33)%		1.46%

Portfolio Turnover Rate	32	%(8)	138%		149%		136%		219%		245%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Resulted in less than $0.01 per share.
(3)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(5)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 2.86%, 2.88%, 3.40%, 3.07% and 3.44% for the years ended April 30, 2014, April 30, 2015, April 30, 2016, April 30, 2017 and the six month period ended October 31, 2017, respectively.
(6)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 2.70% for the years ended April 30, 2014, April 30, 2015, April 30, 2016, April 30, 2017 and the six month period ended October 31, 2017.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Annualized.

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Class I

	For the
	Six Month		For the		For the		For the		For the		For the
	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	October 31, 2017		April 30, 2017		April 30, 2016		April 30, 2015		April 30, 2014		April 30, 2013
	(Unaudited)
Net asset value, beginning of year	$8.72		$8.65		$9.24		$8.90		$8.84		$8.68

Activity from investment operations:
Net investment income (1)	(0.05)		0.01		0.10		0.12		0.06		0.15
Net realized and unrealized gain (loss)
on investments	0.54		0.10		(0.61)		0.33		0.07		0.39
Total from investment operations	0.49		0.11		(0.51)		0.45		0.13		0.54

Paid-in-capital from redemption fees (2)	0.00		0.00		0.00		0.00		0.00		0.00

Less distributions from:
Net investment income	-		(0.04)		(0.08)		(0.11)		(0.07)		(0.38)
Total distributions	-		(0.04)		(0.08)		(0.11)		(0.07)		(0.38)

Net asset value, end of year	$9.21		$8.72		$8.65		$9.24		$8.90		$8.84

Total return (3)	5.62	%(8)	1.25%		(5.50)%		5.13%		1.43%		6.42%

Net assets, end of year (000s)	$17,794		$15,024		$13,095		$18,089		$22,063		$15,921

Ratio of gross expenses to average
net assets (4)	3.38	%(5)(9)	2.32	%(5)	3.13	%(5)	2.75	%(5)	2.06	%(5)	2.30%

Ratio of net expenses to average
net assets (4)	2.39	%(6)(9)	1.97	%(6)	2.44	%(6)	2.58	%(6)	1.89	%(6)	1.70%

Ratio of net investment income to
average net assets (7)	(1.22	)%(9)	0.07%		1.07%		1.28%		0.67%		2.51%

Portfolio Turnover Rate	32	%(8)	138%		149%		136%		219%		245%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(2)	Resulted in less than $0.01 per share.
(3)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of underlying investment companies in which the Fund invests.
(5)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 2.86%, 2.88%, 3.40%, 3.07% and 2.44% for the years ended April 30, 2014, April 30, 2015, April 30, 2016, April 30, 2017 and the six month period ended October 31, 2017, respectively.
(6)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.70% for the years ended April 30, 2014, April 30, 2015, April 30, 2016, April 30, 2017 and the six month period ended October 31, 2017.
(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Annualized.

The accompanying notes are an integral part of these financial statements.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2017 (Unaudited)

1.	ORGANIZATION

The EAS Crow Point Alternatives Fund (the “Fund”) was organized on October 13, 2017 as a diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment objective is preservation and growth of capital. The Fund’s investment adviser is Crow Point Partners, LLC (the “Adviser”). The Fund offers three classes of shares, Class A, Class C and Class I shares. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

Effective as of the close of business on October 13, 2017, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), the 360 Fund’s EAS Crow Point Alternatives Fund (the “New Fund”) received all the assets and liabilities of the Northern Light Series Trust’s (the “Former Trust”) EAS Crow Point Alternatives Fund (the “Predecessor Fund”). The shareholders of the Predecessor Fund received shares of the New Fund with aggregate net asset values equal to the aggregate net asset values of their shares in the Predecessor Fund immediately prior to the Reorganization. The Predecessor Fund’s investment objectives, policies and limitations were substantially identical to those of the New Fund, which had no operations prior to the Reorganization. For financial reporting purposes, the Predecessor Fund’s operating history prior to the Reorganization is reflected in the financial statements and financial highlights. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the New Fund reflected the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization. The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America (“GAAP”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a) Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b) Short Sales – The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

c) Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), including exchange traded funds (“ETFs”) and closed-end funds (also referred to as "Underlying Funds") subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in a Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

d) Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

e) Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

As of and during the six month period ended October 31, 2017, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the six month period ended October 31, 2017, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six month period ended October 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

f) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

g) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

i) Sales Charges and Redemption Fees – A maximum sales charge of 5.50% is imposed on certain purchases of Class A shares. A contingent deferred sales charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. A CDSC of 1.00% will be imposed on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the net asset value at the time of purchase of the Class C shares being redeemed. There were no CDSC Fees paid to the Distributor during the six month period ended October 31, 2017. A redemption fee of 2.00% of the amount redeemed is charged on all classes of shares held less than 30 days. During the six month period ended October 31, 2017, redemption fees of $151 were paid to the Fund.

3.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, ETFs and mutual funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2017 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Lead Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2017.

Financial Instruments – Assets
Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$8,920,345	$-	$-	$8,920,345
Hedge Fund	-	4,182,163	-	4,182,163
Mutual Funds (2)	6,314,872	-	-	6,314,872
Exchange-Traded Funds (2)	1,111,210	-	-	1,111,210
Bonds & Notes	-	49,327	69,051	118,378
Short-Term Investments	2,891,344	-	-	2,891,344
Total Assets	$19,237,770	$4,231,490	$69,051	$23,538,312

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2017 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

Financial Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$2,008,384	$-	$-	$2,008,384
Exchange-Traded Funds (2)	671,556	-	-	671,556
Total Liabilities	$2,679,940	$30,165	$-	$2,679,940

(1)	As of and during the six month period ended October 31, 2017, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2)	All common stock, ETFs and mutual funds held in the Fund are level 1 securities. For a detailed break-out of common stock, ETFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the six month period ended October 31, 2017. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

During the six month period ended October 31, 2017, no securities were fair valued.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of April 30, 2017	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of October 31, 2017
Bonds& Notes	$ 166,402	$ 1,415	$ 30	$ (1,445)	$ –	$ (97,351)	$ –	$ –	$ 69,051
Total	$ 166,402	$ 1,415	$ 30	$ (1,445)	$ –	$ (97,351)	$ –	$ –	$ 69,051

4.	DERIVATIVES TRANSACTIONS

As of October 31, 2017, portfolio securities valued at $10,053,166 were held in escrow by the custodian as collateral for securities sold short by the Fund.

For the six month period ended October 31, 2017, the change in net unrealized depreciation and amount of net realized loss on written options subject to equity price risk amounted to $(5,329) and $(20,392), respectively. The figures for written options can be found in the Statement of Operations under the line items net change in unrealized appreciation (depreciation) on options written and net realized gain (loss) from options written. For the six month period ended October 31, 2017, the change in net unrealized depreciation and amount of net realized loss on purchased options subject to equity price risk amounted to $(980) and $(22,725), respectively. The figures for purchased options can be found in the Statement of Operations under the line items net change in unrealized appreciation (depreciation) on options purchased and net realized gain (loss) from options purchased.

The amounts realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

5.	INVESTMENT TRANSACTIONS

For the six month period ended October 31, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 6,586,889	$ 9,224,064

There were no Government securities purchased or sold during the period.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2017 (Unaudited)

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Fund at October 31, 2017, are noted in the Fund’s Schedule of Investments. Crow Point Defined Risk Global Equity Income Fund (the “Defined Risk Fund”) and Crow Point Alternative Income Fund (the “Alternative Income Fund”) are mutual funds which are considered affiliates because they are also under the control of the Adviser.

Transactions during the period with affiliated companies were as follows:

	Balance as of April 30, 2017	Realized gain (loss)	Amortization	Change in unrealized appreciation (depreciation)	Purchases	Sales	Balance as of October 31, 2017
Defined Risk Fund	$ 1,342,792	$ (90,651)	$ -	$ 131,578	$ 300,000	$ (500,000)	$ 1,183,719
Alternative Income Fund	5,413,279	1,808	-	76,067	300,000	(660,000)	5,131,154
Total	$ 6,756,071	$ (88,843)	$ -	$ 207,645	$ 600,000	$ (1,160,000)	$ 6,314,873

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the Reorganization on October 13, 2017, the Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

Prior to the Reorganization, the Former Trust was party to advisory agreement (the “Former Agreement”) with the Adviser, pursuant to which the Adviser served as investment adviser to the Predecessor Fund. Pursuant to the Former Agreement between the Adviser and the Former Trust, on behalf of the Former Fund, the Adviser, under the oversight of the Former Board of Trustees, directed the daily operations of the Fund and supervised the performance of administrative and professional services provided by others.

Under the terms of the Advisory Agreement with the New Fund and the Former Agreement with the Former Fund, the Adviser receives a monthly management fee equal to an annual rate of 1.00% of the Fund’s net assets. For the six month period ended October 31, 2017, the Adviser earned $123,715 of management fees.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least August 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.95%, 2.70%, and 1.70% of net assets for Class A, Class C and Class I shares, respectively. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the Adviser.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2017 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Also prior to the Reorganization, the Adviser had contractually agreed to reduce its fees and/or absorb expenses of the Former Fund, through at least August 31, 2018, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.95%, 2.70%, and 1.70% of net assets for Class A, Class C and Class I shares, respectively.

For the six month period ended October 31, 2017, the Adviser waived advisory fees of $91,533.

The Fund invested a portion of its assets in the Defined Risk Fund and the Alternative Income Fund, which are affiliated Funds (Note 6). As such, the Advisor has agreed to waive its advisory fees on the portion of the Fund’s assets that are invested in the Defined Risk Fund and the Alternative Income Fund. For the six month period ended October 31, 2017, the Adviser waived $31,198 in advisory fees related to assets invested in the affiliated funds. This waiver is in addition to amounts waived pursuant to the contractual expense limitations detailed in the above paragraphs and are not recoupable.

Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Expense waivers and reimbursements made by the Predecessor Fund were also subject to possible recoupment from the Predecessor Fund under the same terms. As of October 31, 2017, the total amount of expenses waived/reimbursed subject to recapture, pursuant to the waiver agreements was $430,445, of which $61,035 will expire on April 30, 2018, $177,286 will expire on April 30, 2019, $100,591 will expire on April 30, 2020 and $91,533 will expire on April 30, 2021.

Pursuant to the Reorganization, the Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the period from October 14, 2017 through October 31, 2017, M3Sixty earned $3,508, including out of pocket expenses with $3,508 remaining payable at October 31, 2017.

Certain officers of the Fund are also employees or officers of M3Sixty.

Prior to the Reorganization, Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (the “Predecessor Distributor”), provided administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Predecessor Fund paid GFS customary fees for providing administration, fund accounting and transfer agency services to the Predecessor Fund.

Pursuant to the Reorganization, Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of the New Fund’s shares for the purpose of facilitating the registration of shares of the New Fund under state securities laws and to assist in sales of the New Fund’s shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the New Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the New Fund's shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Distributor may receive commissions from the sale of Class A shares. During the period from October 14, 2017 through October 31, 2017, there were no commissions paid to the Distributor.

The Distributor is an affiliate of M3Sixty.

Prior to the Reorganization, the Predecessor Distributor served as the principal underwriter and national distributor for shares of the Predecessor Fund. The Predecessor Distributor was obligated to sell the shares of the Predecessor Fund on a best efforts basis only against purchase orders for the shares. Shares of the Predecessor Fund were offered to the public on a continuous basis.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2017 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Pursuant to the Reorganization, the New Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for its Class A and Class C shares. Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Fund shares, or for other expenses associated with distributing New Fund shares. The New Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the New Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the New Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The Plan took effect October 14, 2017. For the period from October 14, 2017 through October 31, 2017, the New Fund accrued $539 and $403 in 12b-1 expenses attributable to Class A and Clas C shares, respectively

Prior to the Reorganization, the Predecessor Trust had adopted a Master Distribution and Shareholder Servicing Plan (the “Predecessor Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Predecessor Plan, the Predecessor Fund paid 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. During the period from May 1, 2017 through October 13, 2017, pursuant to the Predecessor Plan, Class A shares paid $7,125 and Class C shares paid $3,954.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The tax character of distributions during the six month period ended October 31, 2017 and during the fiscal year ended April 30, 2017 was as follows:

	Six Month Period Ended October 31, 2017	Fiscal Year Ended April 30, 2017
Ordinary Income	$-	$77,331
Long-Term Capital Gain	-	-
	$-	$77,331

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at April 30, 2017, the Fund’s most recent fiscal year end, was as follows:

Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciatiion/ (Depreciation)	Total Distributable Earnings/(Deficit)
$131,722	$(149,674)	$(3,308,162)	$(10,998)	$229,038	$(3,108,074)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short. The unrealized appreciation in the table above includes unrealized foreign currency gains of $3,886.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $149,674.

At April 30, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Expiring FYE	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
$-	$3,186,112	$122,050	$3,308,162

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2017 (Unaudited)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS (continued)

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for paydowns, C-Corporation return of capital distributions, real estate investment trusts, grantor trusts, partnerships, passive foreign investment companies and the capitalization of in lieu dividend payments, resulted in reclassifications for the year ended April 30, 2017 as follows:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$-	$139,932	$(139,932)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at October 31, 2017 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$19,774,273	$1,339,914	$(256,017)	$1,083,897

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions. The unrealized appreciation in the table above includes net unrealized foreign currency losses of $202.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION
October 31, 2017 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund did not pay any distributions during the six month period ended October 31, 2017.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2018 to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their own tax advisors.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are "interested persons" of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$ 575	None	None	$ 575
Thomas Krausz	$ 575	None	None	$ 575
Tom M. Wirtshafter	$ 575	None	None	$ 575
Gary DiCenzo	$ 575	None	None	$ 575
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers seven (7) series of shares.
[2]	Figures are for the six month period ended October 31, 2017.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) and redemption fees imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

	Expenses and Value of a $1,000 Investment for the period since inception from 05/01/17 through 10/31/17
	Beginning Account Value (05/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (10/31/2017)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+5.67%)	$1,000.00	2.64%	$1,056.70	$13.69
Class C (+5.23%)	$1,000.00	3.39%	$1,052.30	$17.54
Class I (+5.62%)	$1,000.00	2.39%	$1,056.20	$12.39
Hypothetical 5% Return
Class A	$1,000.00	2.64%	$1,011.90	$13.39
Class C	$1,000.00	3.39%	$1,008.10	$17.16
Institutional Class	$1,000.00	2.39%	$1,013.20	$12.13

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 13, 2017 for the Fund were as follows:
EAS Crow Point Alternatives Fund Class A, gross of fee waivers or expense reimbursements	5.07%
EAS Crow Point Alternatives Fund Class A, after waiver and reimbursement*	4.74%
EAS Crow Point Alternatives Fund Class C, gross of fee waivers or expense reimbursements	5.84%
EAS Crow Point Alternatives Fund Class C, after waiver and reimbursement*	5.50%
EAS Crow Point Alternatives Fund Class I, gross of fee waivers or expense reimbursements	4.85%
EAS Crow Point Alternatives Fund Class I, after waiver and reimbursement*	4.53%

Crow Point Partners, LLC (the “Adviser”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, through at least August 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.95%, 2.70%, and 1.70% of each class’s net assets, respectively, for Class A, Class C and Class I shares. Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days written notice to the adviser. Total Gross Operating Expenses during the six month period ended October 31, 2017 were 3.63%, 4.38% and 3.38% for the EAS Crow Point Alternatives Fund Class A, Class C and Class I shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the six month period ended October 31, 2017.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT

Approval of the Advisory Agreements for the Crow Point Alternative Income Fund, the EAS Crow Point Alternatives Fund and the Crow Point Defined Risk Global Equity Fund – (Unaudited)

Special Note: Although this Annual Report pertains to only one of the mutual funds advised by Crow Point Partners, LLC (“Crow Point”), the following disclosure relates to the most recent investment advisory agreement approval of the mutual funds within the Trust advised by Crow Point. The financial reports for the other Crow Point-advised mutual funds that are not contained herein are available by contacting the Trust.

At a meeting held on July 13, 2017, the Board of Trustees (the “Board”) considered the approval of the proposed Investment Advisory Agreements (the “Agreements”) between the Trust, on behalf of each of the Crow Point Alternative Income Fund (the “CP Income Fund”), the EAS Crow Point Alternatives Fund (the “EAS Alternatives Fund”) and the Crow Point Defined Risk Global Equity Income Fund (the “Crow Point Equity Income Fund, together with the CP Income Fund and the EAS Alternatives Funds, the “New Series”), and Crow Point.

The Board then reflected on its discussions with the representative from Crow Point regarding the proposed Advisory Agreements, the expense limitation agreement and the manner in which the New Series are to be managed. The Board reflected on the fact that the New Series have, to date, been operating in other trusts (the “Predecessor Funds”), and the Board considered the operations of the Predecessor Funds and Crow Point’s services to the Predecessor Funds. Counsel referred the Board to the materials for the meeting, which included, among other things, a memorandum from Counsel addressing the duties of the Trustees regarding the approval of the proposed Advisory Agreements, a request letter from Counsel to Crow Point and Crow Point’s responses to that request letter, a copy of Crow Point’s financial information, a fee comparison analysis for the New Series and comparable mutual funds and the proposed Advisory Agreements and expense limitation agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreements and expense limitation agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreements, including: (i) the nature, extent and quality of the services to be provided by Crow Point; (ii) the investment performance of the New Series (and the Predecessor Funds); (iii) the costs of the services to be provided and profits to be realized by Crow Point from the relationship with the New Series; (iv) the extent to which economies of scale would be realized if the New Series grow and whether advisory fee levels reflect those economies of scale for the benefit of the New Series’ investors; and (v) Crow Point’s practices regarding possible conflicts of interest and other benefits derived by Crow Point.

The Board had requested and received various informational materials including, without limitation: (i) documents containing information about Crow Point, including financial information, a description of personnel and the services provided to the New Series, information on investment advice, performance, summaries of New Series’ expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the New Series; (iii) the anticipated effect of size on the New Series’ performance and expenses; and (iv) benefits to be realized by Crow Pont from its relationship with the New Series. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

(1)	The nature, extent, and quality of the services to be provided by Crow Point.

In this regard, the Board considered the responsibilities Crow Point would have under the Advisory Agreements. The Board reviewed the services to be provided by Crow Point to the New Series (and those that had been provided to the Predecessor Funds) including, without limitation: Crow Point’s procedures for formulating investment recommendations and assuring compliance with the New Series’ investment objectives and limitations; Crow Point’s coordination of services for the New Series among the New Series’ service providers; and the anticipated efforts to promote the New Series, grow their assets and assist in the distribution of New Series’ shares. The Board also considered the services provided by Crow Point to the Predecessor Funds, as well as those anticipated to be provided to the new Series. The Board considered: Crow Point’s staffing, personnel and methods of operating; the education and experience of Crow Point’s personnel; and Crow Point’s compliance program, policies and procedures. After reviewing the foregoing and further information from Crow Point, the Board concluded that the quality, extent and nature of the services to be provided by Crow Point were satisfactory and adequate for the New Series.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT

Approval of the Advisory Agreements for the Crow Point Alternative Income Fund, the EAS Crow Point Alternatives Fund and the Crow Point Defined Risk Global Equity Fund – (Unaudited) (continued)

(2)	Investment performance of the New Series and Crow Point.

The Board noted that although New Series have not yet commenced operations in the Trust and no investment performance was available, the performance of the Predecessor Funds was relevant. The Board compared the performance of each Predecessor Fund for various periods during the Predecessor Fund’s existence with the performance of its respective benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of Crow Point’s management of each Predecessor Fund with its investment objectives and policies.

The Board noted that the predecessor to the CP Income Fund underperformed its category mean and median for the 1-, 3- and 5-year periods ended March 31, 2017, but was within the range for the category that was considered. The Board also noted that in comparison to HFRX Absolute Return Index, for the period ended December 31, 2016, the CP Income Fund had outperformed for the one-year period but underperformed on a since inception basis. The Board considered Crow Point’s rationale for lagging the category mean and median, as well as for its performance relative to the benchmark index, and it determined that the foregoing was acceptable. The Board determined that the new cost structure for the CP Income Fund would hopefully create less drag on performance and therefore help returns.

The Board noted that the predecessor to the EAS Alternatives Fund underperformed its category mean and median for the 1-, 3- and 5-year periods ended March 31, 2017, but was within the range for the category that was considered. The Board also considered Crow Point’s representation that on a year to date basis, the EAS Alternatives Fund was performing in the 14th percentile of its category. The Board considered Crow Point’s rationale for lagging the category averages, it recent improved performance as represented by Crow Point, Crow Point’s views on the categorization by Morningstar, and it determined that the foregoing was acceptable. The Board determined that the new cost structure for the CP Income Fund would hopefully create less drag on performance and therefore help returns.

The Board noted that the predecessor to the CP Equity Income Fund underperformed its category mean and median for the 1- and 3-year periods ended March 31, 2017, but was within the range for the category that was considered. The Board also noted that in comparison to its benchmark indices, for the period ended December 31, 2016, the CP Equity Income Fund had underperformed for the one year and since inception periods. The Board determined that the new cost structure for the CP Equity Income Fund would hopefully create less drag on performance and therefore help returns.

The Board then noted that Crow Point does not have any separately managed accounts that have similar strategies as the New Series. Based on these considerations, the Board determined that the performance of each of the New Series (i.e., the Predecessor Funds) was acceptable.

(3)	The costs of the services to be provided and profits to be realized by Crow Point from the relationship with the New Series.

In considering the costs of the services to be provided and profits to be realized by Crow Point from the relationship with the New Series, the Trustees considered: Crow Point’s staffing, personnel and methods of operating; the financial condition of Crow Point and the level of commitment to the New Series by Crow Point and its principals; the expected asset levels of the New Series; and the projected overall expenses of the New Series. The Trustees considered financial statements of Crow Point and discussed the financial stability and productivity of the firm. The Trustees noted that Crow Point was profitable. The Trustees considered the fees and expenses of the New Series and those of the Predecessor Funds (including the management fees) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management and its size, among other factors. The Trustees noted that the management fee for each of the New Series was above, but not significantly in the Board’s view, that of the category mean and median; the Board also noted that the management fees were within the range for the categories that were considered. The Board also considered Crow Points Policy to proportionally waive any management fees for one of the New Series to the extent any of the New Series were to invest in the other New Series. Notwithstanding the fee levels of the New Series relative to the category means and medians, the Trustees determined that in light of the services to be provided by Crow Point to the New Series, the management fees were fair and reasonable and could have been negotiated at arms-length light of all the surrounding circumstances.

EAS Crow Point Alternatives Fund	SEMI-ANNUAL REPORT

Approval of the Advisory Agreements for the Crow Point Alternative Income Fund, the EAS Crow Point Alternatives Fund and the Crow Point Defined Risk Global Equity Fund – (Unaudited) (continued)

(4)	The extent to which economies of scale would be realized as the New Series grow and whether advisory fee levels reflect these economies of scale for the benefit of the New Series’ investors.

In this regard, the Board considered the New Series’ fee arrangements with Crow Point. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the New Series would benefit from the expense limitation arrangement in place for the New Series. The Trustees expressed the view that benefits associated with the expense limitation arrangements were more valuable to shareholders while assets were at lower levels than breakpoints in that each dollar invested benefits from Crow Point’s commitment to contain costs, whereas breakpoint structures typically require a fund to reach significant asset levels in order to realize lower costs. The Trustees also noted that the New Series would benefit from economies of scale under its agreements with some of its service providers other than Crow Point, which they noted that Crow Point had been involved in negotiating the arrangements for the New Series. The Trustees noted that Crow Point did not have separately managed accounts with similar strategies as the New Series. Following further discussion of the New Series’ expected asset levels, expectations for growth and levels of fees, the Board determined that the New Series’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

(5)	Possible conflicts of interest and benefits derived by Crow Point.

In considering Crow Point’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the New Series; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the New Series and/or Crow Point’s other accounts; and the substance and administration of Crow Point’s code of ethics. It was noted in the materials provided by Crow Point stated that Crow Point has no affiliates. Based on the foregoing, the Board determined that Crow Point’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that Crow Point specified no benefits or detriments, other than receipt of advisory fees, in managing the assets of the New Series.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreements with respect to each of the New Series was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreements with respect to each of the New Series.

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Crow Point Partners, LLC

25 Recreation Drive

Suite 206

Hingham, MA 02043

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group™

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Huntington National Bank
41 South Street
Columbus, OH 43125

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: January 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: January 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson
By Justin Thompson
Principal Financial Officer
Date: January 8, 2018